Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Obligations for Operating Leases

Future minimum lease obligations for operating leases with initial terms in excess of one year at December 31, 2017 are as follows:

Twelve months ended December 31,
2018	$4,528,130
2019	3,369,427
2020	2,366,202
2021	1,462,104
2022	174,247
Thereafter	785,485
Total	$12,685,595